UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Preferred and Income Term Fund (JPI)
October 31, 2014(Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	LONG-TERM INVESTMENTS - 137.4% (99.4% of Total Investments)
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES - 48.3% (35.0% of Total Investments)
	Banks - 20.4%
138,200	AgriBank FCB, (3)	6.875%	BBB+	$ 14,182,775
512,666	Citigroup Inc.	7.125%	BB+	13,872,742
391,769	Citigroup Inc.	6.875%	BB+	10,483,738
80,500	City National Corporation	6.750%	Baa3	2,243,535
163,800	Cobank Agricultural Credit Bank, 144A, (3)	6.250%	BBB+	17,040,327
15,100	Countrywide Capital Trust III	7.000%	Ba1	386,258
121,300	Fifth Third Bancorp.	6.625%	BB+	3,290,869
501,000	ING Groep N.V.	7.375%	Ba1	12,775,500
276,273	ING Groep N.V.	7.200%	Ba1	7,072,589
167,268	ING Groep N.V.	7.050%	Ba1	4,260,316
40,000	ING Groep N.V.	6.375%	Ba1	1,012,400
61,500	PNC Financial Services	6.125%	BBB-	1,675,260
98,653	Private Bancorp Incorporated	7.125%	N/R	2,560,045
87,100	Regions Financial Corporation	6.375%	BB-	2,187,952
356,800	Regions Financial Corporation	6.375%	B1	9,134,080
153,800	Texas Capital Bancshares Inc.	6.500%	BB-	3,825,006
38,800	U.S. Bancorp.	6.500%	Baa1	1,137,228
217,200	Wells Fargo & Company	6.625%	BBB	6,096,804
145,900	Zions Bancorporation	6.300%	BB-	3,807,990
	Total Banks			117,045,414
	Capital Markets - 5.3%
23,700	Goldman Sachs Group Inc.	6.375%	BB+	601,980
197,100	Goldman Sachs Group, Inc.	5.500%	BB	4,716,603
645,200	Morgan Stanley	7.125%	BB	17,588,152
153,800	Morgan Stanley	6.875%	BB	4,078,776
139,800	State Street Corporation	5.900%	BBB	3,648,780
	Total Capital Markets			30,634,291
	Consumer Finance - 0.9%
51,300	Capital One Financial Corporation	6.700%	Ba1	1,289,682
149,800	Discover Financial Services	6.500%	BB-	3,845,366
	Total Consumer Finance			5,135,048
	Diversified Financial Services - 0.3%
76,800	KKR Financial Holdings LLC	7.375%	BBB	1,996,800
	Diversified Telecommunication Services - 0.3%
62,000	Verizon Communications Inc.	5.900%	A-	1,605,800
	Electric Utilities - 0.4%
81,000	Entergy Arkansas Inc.	6.450%	BB+	2,041,200
	Food Products - 2.7%
267,600	CHS Inc.	7.875%	N/R	7,618,572
161,100	CHS Inc.	7.100%	N/R	4,327,146
141,800	CHS Inc.	6.750%	N/R	3,570,524
	Total Food Products			15,516,242
	Insurance - 11.0%
15,000	Aegon N.V	8.000%	Baa1	427,050
193,000	Arch Capital Group Limited	6.750%	BBB	5,160,820
59,200	Aspen Insurance Holdings Limited	7.250%	BBB-	1,567,024
432,500	Aspen Insurance Holdings Limited	5.950%	BBB-	11,188,775
177,623	Axis Capital Holdings Limited	6.875%	BBB	4,733,653
40,800	Delphi Financial Group, Inc., (3)	7.376%	BBB-	1,013,627
199,000	Endurance Specialty Holdings Limited	7.500%	BBB-	5,307,330
147,600	Hartford Financial Services Group Inc.	7.875%	BB+	4,469,328
263,800	Kemper Corporation	7.375%	Ba1	6,885,180
398,546	Maiden Holdings Limited	8.250%	BB	10,206,763
163,333	Maiden Holdings Limited	7.750%	BBB-	4,236,858
79,200	Montpelier Re Holdings Limited	8.875%	BBB-	2,185,920
205,000	Reinsurance Group of America Inc.	6.200%	BBB	5,725,650
	Total Insurance			63,107,978
	Oil, Gas & Consumable Fuels - 0.9%
198,600	Nustar Logistics Limited Partnership	7.625%	Ba2	5,290,704
	Thrifts & Mortgage Finance - 1.4%
172,400	Federal Agricultural Mortgage Corporation	6.875%	N/R	4,535,844
146,600	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,665,001
	Total Thrifts & Mortgage Finance			8,200,845
	U.S. Agency - 4.7%
253,600	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1	27,016,337
	Total $25 Par (or similar) Retail Preferred (cost $268,460,369)			277,590,659

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 7.9% (5.6% of Total Investments)
	Banks - 6.1%
$ 4,800	Bank of America Corporation	6.500%	10/23/64	BB	$ 4,932,000
13,090	Bank of America Corporation	6.250%	9/05/64	BB	13,073,638
4,095	Citigroup Inc.	5.800%	10/29/64	BB+	4,103,190
3,920	Credit Agricole SA, 144A	6.625%	9/18/64	BB+	3,824,352
4,390	HSBC Holdings PLC	6.375%	9/17/64	BBB	4,477,800
4,390	Nordea Bank AB, 144A	6.125%	9/23/64	BBB	4,399,218
34,685	Total Banks				34,810,198
	Diversified Financial Services - 0.4%
2,185	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	9/15/24	Ba3	2,262,568
	Food Products - 0.2%
1,090	Land O’Lakes Capital Trust I	7.450%	3/15/28	BB	1,139,050
	Insurance - 1.2%
4,430	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A-	6,827,365
$ 42,390	Total Corporate Bonds (cost $43,826,009)				45,039,181

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 81.2% (58.8% of Total Investments)
	Banks - 31.3%
4,910	Abbey National Capital Trust I	8.963%	N/A (5)	BBB-	$ 6,290,938
2,300	Bank of America Corporation	8.125%	N/A (5)	BB	2,495,500
7,135	Bank of America Corporation	8.000%	N/A (5)	BB	7,679,044
4,000	Barclays Bank PLC, 144A	10.180%	6/12/21	A-	5,370,688
8,400	Barclays PLC	8.250%	N/A (5)	BB+	8,673,000
4,265	Commerzbank AG, 144A	8.125%	9/19/23	BB	4,929,914
2,745	Credit Agricole SA	7.875%	N/A (5)	BB+	2,833,389
25,285	General Electric Capital Corporation	7.125%	N/A (5)	A+	29,457,024
5,031	HSBC Capital Funding LP, Debt	10.176%	N/A (5)	BBB+	7,508,768
16,275	JPMorgan Chase & Company	7.900%	N/A (5)	BBB-	17,638,031
10,905	JPMorgan Chase & Company	6.750%	N/A (5)	BBB-	11,489,508
12,515	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	13,015,600
2,310	M&T Bank Corporation	6.450%	N/A (5)	BBB-	2,461,908
4,745	PNC Financial Services Inc.	6.750%	N/A (5)	BBB-	5,179,168
5,473	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB-	6,437,616
13,565	Societe Generale, 144A	7.875%	N/A (5)	BB+	13,565,000
20,705	Wells Fargo & Company	7.980%	N/A (5)	BBB	22,820,782
5,210	Wells Fargo & Company	5.900%	N/A (5)	BBB	5,356,401
6,017	Zions Bancorporation	7.200%	N/A (5)	BB-	6,351,930
	Total Banks				179,554,209
	Capital Markets - 3.5%
15,700	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	16,685,960
3,675	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	3,757,688
	Total Capital Markets				20,443,648
	Diversified Financial Services - 9.7%
16	Agstar Financial Services Inc., 144A	6.750%	N/A (5)	BB-	16,102,313
6,625	BNP Paribas, 144A (4)	7.195%	N/A (5)	BBB	7,639,486
2,752	ING US Inc.	5.650%	5/15/53	Ba1	2,752,000
22,357	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa1	29,176,537
	Total Diversified Financial Services				55,670,336
	Insurance - 32.8%
1,309	AG2R La Mondiale Vie	7.625%	N/A (5)	BBB-	1,420,268
7,781	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	10,251,468
2,850	Aquarius & Investments PLC fbo SwissRe	8.250%	N/A (5)	N/R	3,142,125
9,660	Aviva PLC, Reg S	8.250%	N/A (5)	BBB	10,833,052
1,695	AXA SA	8.600%	12/15/30	A3	2,281,894
25,585	Catlin Insurance Company Limited	7.249%	N/A (5)	BBB+	26,224,625
2,640	Cloverie PLC Zurich Insurance	8.250%	N/A (5)	A	3,022,800
2,500	CNP Assurances	7.500%	N/A (5)	BBB+	2,750,000
32,600	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	28,687,999
2,424	Friends Life Holdings PLC	7.875%	N/A (5)	BBB+	2,672,460
10,640	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	10,467,100
1,120	Great West Life & Annuity Insurance Capital LP II, 144A (4)	7.153%	5/16/46	A-	1,159,200
780	Lincoln National Corporation (4)	7.000%	5/17/66	BBB	799,500
11,435	MetLife Capital Trust X, 144A (10)	9.250%	4/08/38	BBB	16,352,050
7,703	Provident Financing Trust I	7.405%	3/15/38	Baa3	8,998,206
3,325	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,524,500
14,800	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	16,058,000
28,226	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	29,355,039
9,800	White Mountains Insurance Group	7.506%	N/A (5)	BB+	10,289,716
	Total Insurance				188,290,002
	Machinery - 0.2%
1,095	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,179,863
	Real Estate Investment Trust - 3.5%
15	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	Ba1	20,417,766
	U.S. Agency - 0.2%
1	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	972,195
	Total $1,000 Par (or similar) Institutional Preferred (cost $444,478,044)				466,528,019
	Total Long-Term Investments (cost $756,764,422)				789,157,859

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 0.8% (0.6% of Total Investments)
$ 4,460	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $4,460,363, collateralized by $4,565,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $4,553,162	0.000%	11/03/14		$ 4,460,363
	Total Short-Term Investments (cost $4,460,363)				4,460,363
	Total Investments (cost $761,224,785) - 138.2%				793,618,222
	Borrowings - (39.2)% (6), (7)				(225,000,000)
	Other Assets Less Liabilities - 1.0% (8)				5,737,217
	Net Assets Applicable to Common Shares - 100%				$ 574,355,439

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
JPMorgan	$84,375,000	Receive	1-Month USD-LIBOR-BBA	1.498%	Monthly	12/01/14	12/01/18	$ (234,677)
JPMorgan	84,375,000	Receive	1-Month USD-LIBOR-BBA	1.995	Monthly	12/01/14	12/01/20	(517,606)
$168,750,000	$ (752,283)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$218,337,593	$ 59,253,066	$ –	$277,590,659
Corporate Bonds	–	45,039,181	–	45,039,181
$1,000 Par (or similar) Institutional Preferred	–	466,528,019	–	466,528,019
Short-Term Investments:
Repurchase Agreements	–	4,460,363	–	4,460,363
Investments in Derivatives:
Interest Rate Swaps*	–	(752,283)	–	(752,283)
Total	$218,337,593	$574,528,346	$ –	$792,865,939

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $762,533,847.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 34,602,514
Depreciation	(3,518,139)

Net unrealized appreciation (depreciation) of investments	$ 31,084,375

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(4)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $1,906,100.

(5)	Perpetual security. Maturity date is not applicable.

(6)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $507,836,115 have been pledged as collateral for Borrowings.

(7)	Borrowings as a percentage of Total Investments is 28.4%.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(10)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

N/A	Not applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014